Investment In Equity Method Investees (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees
Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the three months ended,		For the nine months ended,
Series PMPI (in thousands)	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue	$16	—	16	1
Amortization	500	500	1,500	1,500
Other expenses	8	—	8	—
Profit (Loss)	$(492)	(500)	(1,492)	(1,499)

Series PMPI (in thousands)	September 30, 2022	December 31, 2021
Total Assets	$3,841	5,390
Total Liabilities	$274	266

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows (in thousands):

Series PMPI	Revenue	Amortization	Other expenses	Profit (Loss)
For the year ended December 31, 2021	$1	$2,000	$—	$(1,999)
For the year ended December 31, 2020	$34	$2,000	$20	$(1,986)

Series PMPI			Total Assets	Total Liabilities
As of December 31, 2021			$5,390	$266
As of December 31, 2020			$7,393	$270